INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
	December 31, 2022	December 31, 2021

Marketable securities	$9,966	$7,267
Warrants	4	142
Private company investments	4,591	8,761
Total Investments	14,561	16,170
Less: current portion	(10,409)	(12,122)
Non-current portion	$4,152	$4,048